PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The major classes of property and equipment are as follow at December 31, 2019 and 2018:

	2019	2018
Furniture, fixtures and equipment	$1,290,183	$1,074,976
Less: Accumulated depreciation	(1,030,002)	(870,750)
	$260,181	$204,226

Total depreciation in 2019 and 2018 was $159,252 and $73,530, respectively.